UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS
(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY 12207-1002
(Address of principal executive offices) (Zip code)

Robert A. Benton
Nine Elk Street, Albany, NY 12207-1002
(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Reports to Stockholders.

Paradigm Funds

Paradigm Value Fund
Paradigm Select Fund
Paradigm Opportunity Fund
Paradigm Micro-Cap Fund
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
December 31, 2014

Table of Contents

PARADIGM FUNDS
Letter to Shareholders	2
Sector Allocation	5
Performance Information	7
Schedules of Investments	11
Statements of Assets and Liabilities	21
Statements of Operations	21
Statements of Changes in Net Assets	23
Financial Highlights	25
NOTES TO FINANCIAL STATEMENTS	27
DISCLOSURE OF EXPENSES	33
ADDITIONAL INFORMATION	35
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	37
TRUSTEES & OFFICERS	38

2014 Annual Report 1

Letter to Shareholders

Dear Fellow Shareholders:

As we review the past year and look ahead to a new year, many themes tracked through 2014 as we had expected: The US economy maintained its slow but steady improvement, as the labor markets continued to improve and ISM (Institute for Supply Management) data remained expansionary. The Fed consistently signaled its intention to eventually raise rates, albeit with an ever-receding point in time, with mid-2015 being the current expectation. As we head into 2015, macro data points remain positive. The most recent GDP growth rate was revised sharply upward to 5%, while the last unemployment data showed another notch downward, to 5.6%, versus 6.7% at this time a year ago. The largest surprise of 2014 and into 2015 was the sharp decline in energy prices over the second half of the year, which should benefit consumers by putting more discretionary cash in their pockets instead of the pump.

That is not to say that the US economy is without its challenges. The recent and sharp decline in energy prices could be a downdraft for those states that have economically benefited from the expansion of onshore shale plays, such as North Dakota and Texas. While recent housing data have been weaker, we believe a continued recovery is sustainable albeit at a more muted pace. One other potential headwind is the strength of the US dollar for those US companies selling internationally, which could pressure their results.

From our dialogues with company management teams as a sampling of corporate America, the overall tone seems more confident than a year ago. Access to capital remains extraordinarily cheap, allowing companies to make strategic acquisitions, repurchase their own stock, and invest in the growth of their business through capital improvements. As an anecdotal data point, over half of the companies in our portfolio universe currently have active share repurchase programs, reflecting their belief that their shares are undervalued. It is perplexing to us that while the fundamentals have improved for many of our companies, in many instances their shares are still hovering near their 52-week lows. In this conundrum and point of frustration also lies the opportunity, in our view. We believe that these disconnects between market pricing and our own assessment of company fundamentals should bode well for 2015 and lead us to feel constructive about our portfolios looking forward.

Paradigm Micro-Cap Fund

The Paradigm Micro-Cap Fund (PVIVX) appreciated 1.81% in 2014, compared to a 3.65% return for the benchmark Russell Microcap Index over the same period.

The micro-cap market was highly bifurcated and mostly negative in 2014, with more than 50 percentage points separating the 20.26% return of the Health Care sector and the 30.11% drop of the Energy sector. As a result, sector allocation was a key factor in performance this year.

In the Information Technology sector, the second-largest area of focus for the Fund, the portfolio's 1.74% return significantly outperformed the benchmark sector's 5.81% drop. However, this strong stock selection was partially offset by sector allocation, resulting in a relative contribution of 37 basis points.

Stock selection also drove outperformance in the Industrials sector, with portfolio holdings' return of 11.98% comparing quite favorably to the benchmark sector's 0.60% gain. This effect was diluted only slightly by a marginal overweight to the sector.

2014 Annual Report 2

Health Care proved more challenging, with the biotech-driven benchmark sector returning 20.29% for the full year, compared to the 10.46% return of the portfolio's less speculative holdings.

Paradigm Opportunity Fund

The Paradigm Opportunity Fund (PFOPX) appreciated 10.28% in 2014, compared to 4.89% for the benchmark Russell 2000 Index over the same period.

The Fund's concentration in the Information Technology sector drove the notable outperformance in 2014, with the portfolio sector's 29.41% return well ahead of the benchmark sector's 7.61% gain. The Fund's significant overweight to this outperforming sector also contributed to relative performance.

The Consumer Discretionary sector was the second-largest contributor to return, also due to stock selection. The portfolio sector returned 8.79%, compared to 2.18% for the benchmark sector. Overweight allocation detracted slightly from this effect but the sector still contributed 87 basis points to relative performance.

Stock selection and an underweight allocation made the Health Care sector the most challenging for the year. The portfolio sector returned 4.52%, compared to 19.07% for the benchmark sector.

Paradigm Value Fund

The Paradigm Value Fund (PVFAX) appreciated 2.44% in 2014, compared to an increase of 4.22% for the benchmark Russell 2000 Value Index over the same period.

The Fund's commitment to Information Technology opportunities paid off in 2014 due to a combination of stock selection and a modestly overweight allocation to this outperforming sector. The portfolio sector returned 15.87%, compared to 6.16% for the benchmark sector.

The precipitous drop in Energy prices was one of the biggest stories of the year. Stock selection was positive in the Energy sector, with portfolio holdings declining 27.41% in 2014, compared to 38.02% for the benchmark sector. However, this was partially offset by the Fund's significant overweight to the sector.

Nearly all of the Russell 2000 Value's return was driven by Financials in 2014, so it is not surprising that our more evenly weighted portfolio sector would be the largest detractor on a relative basis. Our conservative position in the sector also detracted from return, with the portfolio sector's 5.41% return lagging the benchmark sector's 9.52% increase.

Paradigm Select Fund

The Paradigm Select Fund (PFSLX) appreciated 7.86% in 2014, compared to an increase of 7.07% for the benchmark Russell 2500 Index over the same period.

2014 Annual Report 3

Information Technology is a longtime focus for the portfolio and 2014 rewarded investors for their patience. Fund holdings appreciated 34.72% over the course of the year, more than six times the benchmark sector's 5.38% return. This outperformance was broad-based, with 16 of the Fund's 21 holdings in the sector beating the benchmark sector's return.

Consumer Discretionary was another strong performer for the Fund. Management's decision to stick with out-of-favor companies with strong fundamentals delivered an 11.92% return, well ahead of the benchmark sector's 7.35% return.

Health Care was the most challenging for the Fund in 2014. This was primarily due to the Fund's avoidance of the speculative biotech companies that drove benchmark gains. As a result, the portfolio sector's 5.29% gain lagged the benchmark sector's 21.77% surge.

Candace King Weir                                                       Amelia F. Weir
President and Chief Investment Officer                          Senior Vice President
Paradigm Funds Advisor LLC                                        Paradigm Funds Advisor LLC

2014 Annual Report 4

Paradigm Funds (Unaudited)

                                                       PARADIGM VALUE FUND
                                             Sector Allocation as of December 31, 2014
                                            (As a Percentage of Equity Securities Held)

                                                        PARADIGM SELECT FUND
                                                Sector Allocation as of December 31, 2014
                                                (As a Percentage of Equity Securities Held)

2014 Annual Report 5

Paradigm Funds (Unaudited)

                                                PARADIGM OPPORTUNITY FUND
                                              Sector Allocation as of December 31, 2014
                                              (As a Percentage of Equity Securities Held)

                                                   PARADIGM MICRO-CAP FUND
                                              Sector Allocation as of December 31, 2014
                                             (As a Percentage of Equity Securities Held)

2014 Annual Report 6

Paradigm Value Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for The Periods Ended December 31, 2014.

December 31, 2014 NAV $48.33

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Value Fund	2.44%	10.44%	10.97%	8.16%
Russell 2000® Value Index(B)	4.22%	18.29%	14.26%	6.89%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Value Fund was January 1, 2003.

(B) The Russell 2000® Value Index (whose composition is different from the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio (before any fee waiver) is 1.91%.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2014 Annual Report 7

Paradigm Select Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for The Periods Ended December 31, 2014.

December 31, 2014 NAV $32.20

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Select Fund	7.86%	14.87%	14.08%	9.06%
Russell 2500® Index(B)	7.07%	19.97%	16.36%	8.72%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Select Fund was January 1, 2005.

(B) The Russell 2500® Index (whose composition is different from the Fund) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "mid" cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio (before any fee waiver) is 1.50% .

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2014 Annual Report 8

Paradigm Opportunity Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for The Periods Ended December 31, 2014.

December 31, 2014 NAV $32.70

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Opportunity Fund	10.28%	13.89%	12.95%	7.10%
Russell 2000® Index(B)	4.89%	19.21%	15.55%	7.77%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Opportunity Fund was January 1, 2005.

(B) The Russell 2000® Index (whose composition is different from the Fund) consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio (before any fee waiver) is 2.01% .

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2014 Annual Report 9

Paradigm Micro-Cap Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for The Period Ended December 31, 2014.

December 31, 2014 NAV $27.39

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
Paradigm Micro-Cap Fund	1.81%	16.94%	13.42%	7.86%
Russell Microcap® Index(B)	3.65%	21.81%	16.14%	7.16%

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Micro-Cap Fund was January 1, 2008. Effective December 27, 2011, the name of the Paradigm Intrinsic Value Fund was changed to the Paradigm Micro-Cap Fund.

(B) The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap. The Russell Microcap is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the true microcap opportunity set. Effective December 27, 2011 the Fund changed its investment strategy. Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in common stocks of U.S. micro-cap companies. Therefore, the primary comparative index was changed from the S&P 500® Index to the Russell Microcap® Index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio is 1.25% .

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2014 Annual Report 10

Paradigm Value Fund
		Schedule of Investments
		December 31, 2014
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Courier Services
211,000	Air Transport Services Group, Inc. *	$1,806,160	1.88%
Computer Communications Equipment
400,000	Extreme Networks, Inc. *	1,412,000
85,603	QLogic Corp. *	1,140,232
		2,552,232	2.65%
Construction - Special Trade Contractors
85,900	Matrix Service Co. *	1,917,288	1.99%
Crude Petroleum & Natural Gas
332,600	PetroQuest Energy Inc. *	1,243,924
55,200	Stone Energy Corporation *	931,776
		2,175,700	2.26%
Deep Sea Foreign Transportation of Freight
122,100	Ardmore Shipping Corporation (Ireland)	1,461,537	1.52%
Electrical Work
49,600	EMCOR Group Inc.	2,206,704	2.29%
Footwear (No Rubber)
30,000	Iconix Brand Group, Inc. *	1,013,700	1.05%
Heavy Construction Other Than Building Construction - Contractors
42,500	Granite Construction Incorporated	1,615,850	1.68%
Household Furniture
50,000	La-Z-Boy Incorporated	1,342,000	1.40%
Industrial Organic Chemicals
37,400	Sensient Technologies Corp.	2,256,716	2.35%
Laboratory Analytical Instruments
38,977	PerkinElmer Inc.	1,704,464	1.77%
Miscellaneous Electrical Machinery, Equipment & Supplies
175,000	Electro Scientific Industries, Inc.	1,358,000	1.41%
Mortgage Bankers & Loan Correspondents
50,000	Walter Investment Management Corp. *	825,500	0.86%
Motor Vehicles & Passenger Car Bodies
100,000	Federal Signal Corporation	1,544,000	1.61%
Motor Vehicle Parts & Accessories
44,600	Tower International, Inc. *	1,139,530
15,000	Visteon Corporation *	1,602,900
		2,742,430	2.85%
National Commercial Banks
46,000	First Merchants Corporation	1,046,500
65,700	National Bank Holdings Corporation	1,275,237
		2,321,737	2.41%
Photographic Equipment & Supplies
50,000	Avid Technology, Inc. *	710,500	0.74%
Radio & TV Broadcasting & Communications Equipment
120,000	Mitel Networks Corporation * (Canada)	1,282,800	1.33%
Real Estate
67,500	PICO Holdings, Inc. *	1,272,375	1.32%
Retail - Apparel & Accessory Stores
133,800	Express Inc. *	1,965,522
39,500	The Men's Wearhouse, Inc.	1,743,925
		3,709,447	3.86%
Retail - Family Clothing Stores
141,961	American Eagle Outfitters, Inc.	1,970,419	2.05%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Annual Report 11

Paradigm Value Fund
		Schedule of Investments
		December 31, 2014
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Retail - Retail Stores, NEC
36,500	IAC/InterActiveCorp.	$2,218,835
100,000	Kirkland's, Inc. *	2,364,000
		4,582,835	4.77%
Retail - Shoe Stores
45,700	Foot Locker, Inc.	2,567,426	2.67%
Retail - Women's Clothing Stores
340,000	New York & Company, Inc. *	897,600	0.93%
Rubber & Plastics Footwear
20,000	Deckers Outdoor Corporation *	1,820,800	1.89%
Savings Institution, Federally Chartered
209,242	United Financial Bancorp	3,004,715
51,800	ViewPoint Financial Group	1,235,430
		4,240,145	4.41%
Semiconductors & Related Devices
78,800	Kulicke & Soffa Industries Inc. * (Singapore)	1,139,448
99,700	Microsemi Corporation *	2,829,486
104,400	TriQuint Semiconductor, Inc. *	2,876,220
		6,845,154	7.12%
Services - Business Services
193,500	Premiere Global Services Inc. *	2,054,970	2.14%
Services - Business Services, NEC
38,497	Rightside Group, Ltd. *	258,700	0.27%
Services - Computer Integrated Systems Design
100,000	Allscripts Healthcare Solutions, Inc. *	1,277,000
116,000	Convergys Corp.	2,362,920
		3,639,920	3.79%
Services - Computer Processing & Data Preparation
38,497	Demand Media, Inc. *	235,601	0.25%
Services - Help Supply Services
82,600	Kforce Inc.	1,993,138	2.07%
Services - Hospitals
30,250	Magellan Health Services Inc. *	1,815,908
32,876	MEDNAX, Inc. *	2,173,432
		3,989,340	4.15%
Services - Motion Picture Theaters
109,300	Regal Entertainment Group Class A	2,334,648	2.43%
Services - Personal Services
30,000	Steiner Leisure Limited * (Bahamas)	1,386,300	1.44%
Special Industry Machinery, NEC
216,055	Brooks Automation, Inc.	2,754,701	2.86%
State Commercial Banks
41,400	Banner Corporation	1,781,028
36,000	Renasant Corporation	1,041,480
		2,822,508	2.94%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
80,000	Commercial Metals Company	1,303,200	1.36%
Telegraph & Other Message Communications
44,525	j2 Global, Inc.	2,760,550	2.87%
Transportation Services
28,100	GATX Corp.	1,616,874	1.68%
Trucking (No Local)
139,323	Quality Distribution, Inc. *	1,482,397	1.54%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Annual Report 12

Paradigm Value Fund
		Schedule of Investments
		December 31, 2014
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
35,000	Aegean Marine Petroleum Network Inc.	$490,700	0.51%
Total for Common Stocks (Cost 62,579,034)		$87,867,066	91.37%
REAL ESTATE INVESTMENT TRUSTS
56,300	Blackstone Mortgage Trust, Inc. - Class A	1,640,582
213,900	Gramercy Property Trust Inc.	1,475,910
129,579	MFA Financial, Inc.	1,035,336
35,400	Mid-America Apartment Communities Inc.	2,643,672
64,000	PennyMac Mortgage Investment Trust	1,349,760
Total for Real Estate Investment Trusts (Cost $6,186,915)		8,145,260	8.47%
MONEY MARKET FUNDS
304,627	SEI Daily Income Treasury Government CL B 0.02% **	304,627	0.32%
	(Cost $304,627)
Total Investment Securities		96,316,953	100.16%
	(Cost $69,070,576)
Liabilities in Excess of Other Assets		(155,305)	-0.16%
Net Assets		$96,161,648	100.00%

* Non-Income Producing Securities. ** Variable Rate Security; the rate shown was the rate at December 31, 2014. The accompanying notes are an integral part of these financial statements.

2014 Annual Report 13

Paradigm Select Fund
		Schedule of Investments
		December 31, 2014
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft & Parts
1,975	Triumph Group, Inc.	$132,760	2.03%
Chemical & Allied Products
1,350	Innospec Inc.	57,645
1,825	Olin Corp.	41,555
		99,200	1.52%
Computer Peripheral Equipment, NEC
7,700	Brocade Communications Systems, Inc.	91,168	1.39%
Construction - Special Trade Contractors
4,550	Matrix Service Co. *	101,556	1.55%
Crude Petroleum & Natural Gas
3,375	Approach Resources Inc. *	21,566
11,500	PetroQuest Energy Inc. *	43,010
3,075	Stone Energy Corporation *	51,906
800	Whiting Petroleum Corp. *	26,400
		142,882	2.19%
Electrical Work
1,675	EMCOR Group Inc.	74,521	1.14%
Electromedical & Electrotherapeutic Apparatus
4,950	Masimo Corporation *	130,383	1.99%
Electronic Computers
3,000	Cray Inc. *	103,440	1.58%
Fire, Marine & Casualty Insurance
175	Alleghany Corporation *	81,113
1,475	American Financial Group Inc.	89,562
2,500	Aspen Insurance Holdings Limited (Bermuda)	109,425
1,750	Montpelier Re Holdings Ltd. (Bermuda)	62,685
		342,785	5.24%
Footwear (No Rubber)
3,000	Brown Shoe Company, Inc.	96,450	1.48%
Household Furniture
4,600	La-Z-Boy Incorporated	123,464	1.89%
Industrial Organic Chemicals
1,575	Sensient Technologies Corporation	95,035
1,300	Westlake Chemical Corp.	79,417
		174,452	2.67%
Instruments For Measurement & Testing of Electricity & Electric Signals
6,050	Teradyne, Inc.	119,730	1.83%
Laboratory Analytical Instruments
2,575	PerkinElmer Inc.	112,605	1.72%
Miscellaneous Business Credit Institution
1,850	PHH Corporation *	44,326	0.68%
Miscellaneous Furniture & Fixtures
2,875	Hillenbrand, Inc.	99,187	1.52%
Mortgage Bankers & Loan Correspondents
2,675	Walter Investment Management Corp. *	44,164	0.68%
Motor Vehicle Parts & Accessories
800	Visteon Corporation *	85,488	1.31%
Periodicals: Publishing or Publishing & Printing
4,450	Rovi Corporation *	100,526	1.54%
Petroleum Refining
2,700	Delek US Holdings, Inc.	73,656
2,275	Western Refining, Inc.	85,950
		159,606	2.44%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Annual Report 14

Paradigm Select Fund
		Schedule of Investments
		December 31, 2014
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Plastics Products
1,475	AptarGroup Inc.	$98,589	1.51%
Printed Circuit Boards
4,650	Jabil Circuit, Inc.	101,509	1.55%
Retail - Apparel & Accessory Stores
6,550	Express Inc. *	96,220
2,175	The Men's Wearhouse, Inc.	96,026
		192,246	2.94%
Retail - Family Clothing Stores
8,225	American Eagle Outfitters, Inc.	114,163	1.75%
Retail - Radio, TV & Consumer Electronics Stores
3,475	Best Buy Co., Inc.	135,456	2.07%
Retail - Retail Stores, NEC
1,875	IAC/InterActiveCorp.	113,981	1.74%
Retail - Shoe Stores
1,300	Finish Line Inc. Class A	31,603
2,175	Foot Locker, Inc.	122,192
		153,795	2.35%
Rolling Drawing & Extruding of Nonferrous Metals
3,775	RTI International Metals, Inc. *	95,356	1.46%
Rubber & Plastics Footwear
800	Deckers Outdoor Corporation *	72,832	1.11%
Semiconductors & Related Devices
4,650	Kulicke & Soffa Industries Inc. * (Singapore)	67,239
4,400	Marvell Technology Group Ltd. (Bermuda)	63,800
5,350	Microsemi Corporation *	151,833
2,175	Skyworks Solutions, Inc.	158,144
5,600	TriQuint Semiconductor, Inc. *	154,280
		595,296	9.11%
Services - Auto Rental & Leasing
800	Ryder System, Inc.	74,280	1.14%
Services - Business Services
7,225	Premiere Global Services Inc. *	76,730	1.17%
Services - Computer Integrated Systems Design
5,300	Allscripts Healthcare Solutions, Inc. *	67,681
4,600	Convergys Corp.	93,702
		161,383	2.47%
Services - Help Supply Services
3,375	Kelly Services, Inc. - Class A	57,442
5,150	Kforce Inc.	124,270
		181,712	2.78%
Services - Hospitals
1,875	Magellan Health Services Inc. *	112,556
1,600	MEDNAX, Inc. *	105,776
		218,332	3.34%
Services - Motion Picture Theaters
5,650	Regal Entertainment Group Class A	120,684	1.85%
Services - Prepackaged Software
3,175	Progress Software Corporation *	85,788	1.31%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
5,000	Commercial Metals Company	81,450	1.25%
Surgical & Medical Instruments & Apparatus
4,175	Globus Medical, Inc. *	99,240
2,700	NuVasive, Inc. *	127,332
		226,572	3.47%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Annual Report 15

Paradigm Select Fund
		Schedule of Investments
		December 31, 2014
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Telegraph & Other Message Communications
2,400	j2 Global, Inc.	$148,800	2.28%
Telephone & Telegraph Apparatus
5,800	Fabrinet * (Thailand)	102,892
7,325	Polycom, Inc. *	98,887
		201,779	3.08%
Title Insurance
2,375	Fidelity National Financial, Inc.	81,819
833	Fidelity National Financial, Inc. *	13,111
		94,930	1.44%
Transportation Services
1,475	GATX Corporation	84,871	1.30%
Wholesale - Computers & Peripheral Equipment & Software
2,600	SYNNEX Corporation	203,216	3.11%
Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
2,000	EnerSys	123,440	1.89%
Wholesale - Lumber & Other Construction Materials
1,400	Boise Cascade Holdings, L.L.C. *	52,010	0.80%
Wood Household Furniture, (No Upholstered)
1,900	Ethan Allen Interiors Inc.	58,843	0.90%
Total for Common Stocks (Cost $4,354,800)		$6,246,736	95.56%
REAL ESTATE INVESTMENT TRUSTS
1,600	Mid-America Apartment Communities Inc.	119,488	1.83%
Total for Real Estate Investment Trusts (Cost $85,853)
MONEY MARKET FUNDS
156,269	SEI Daily Income Treasury Government CL B 0.02% **	156,269	2.39%
	(Cost $156,269)
Total Investment Securities		6,522,493	99.78%
	(Cost $4,596,922)
Other Assets in Excess of Liabilities		14,424	0.22%
Net Assets		$6,536,917	100.00%

* Non-Income Producing Securities. ** Variable Rate Security; the rate shown was the rate at December 31, 2014. The accompanying notes are an integral part of these financial statements.

2014 Annual Report 16

Paradigm Opportunity Fund
		Schedule of Investments
		December 31, 2014
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft & Parts
2,000	Triumph Group, Inc.	$134,440	2.01%
Computer Communications Equipment
23,050	Emulex Corporation *	130,694	1.95%
Construction - Special Trade Contractors
7,550	Matrix Service Co. *	168,516	2.52%
Crude Petroleum & Natural Gas
10,500	Midstates Petroleum Company, Inc. *	15,855
20,425	PetroQuest Energy Inc. *	76,389
5,875	Stone Energy Corporation *	99,170
		191,414	2.86%
Electrical Work
2,825	EMCOR Group Inc.	125,684	1.88%
Gold and Silver Ores
10,275	First Majestic Silver Corp * (Canada)	51,581	0.77%
Industrial Organic Chemicals
2,650	Sensient Technologies Corporation	159,901	2.39%
Instruments For Measurement & Testing of Electricity & Electric Signals
7,075	Teradyne, Inc.	140,014	2.09%
Laboratory Analytical Instruments
2,125	PerkinElmer Inc.	92,926	1.39%
Miscellaneous Electrical Machinery, Equipment & Supplies
20,500	Electro Scientific Industries, Inc.	159,080	2.38%
Miscellaneous Furniture & Fixtures
5,100	Hillenbrand, Inc.	175,950	2.63%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
2,950	Symmetry Medical, Inc. *	22,980	0.34%
Periodicals: Publishing or Publishing & Printing
7,025	Rovi Corporation *	158,695	2.37%
Retail - Apparel & Accessory Stores
9,475	Express Inc. *	139,188
4,375	The Men's Wearhouse, Inc.	193,156
		332,344	4.96%
Retail - Department Stores
1,400	Dillard's, Inc. - Class A	175,252	2.62%
Retail - Family Clothing Stores
11,700	American Eagle Outfitters, Inc.	162,396	2.43%
Retail - Retail Stores, NEC
3,350	IAC/InterActiveCorp.	203,647	3.04%
Retail - Shoe Stores
4,125	Foot Locker, Inc.	231,742	3.46%
Rolling Drawing & Extruding of Nonferrous Metals
7,100	RTI International Metals, Inc. *	179,346	2.68%
Semiconductors & Related Devices
6,425	Kulicke & Soffa Industries Inc. * (Singapore)	92,906
4,600	Marvell Technology Group Ltd. (Bermuda)	66,700
9,200	Microsemi Corporation *	261,096
4,600	Skyworks Solutions, Inc.	334,466
12,600	TriQuint Semiconductor, Inc. *	347,130
		1,102,298	16.46%
Services - Business Services
13,025	Premiere Global Services Inc. *	138,325	2.07%
Services - Business Services, NEC
2,035	Rightside Group, Ltd. *	13,675	0.20%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Annual Report 17

Paradigm Opportunity Fund
		Schedule of Investments
		December 31, 2014
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Services - Computer Integrated Systems Design
8,850	Convergys Corp.	$180,275	2.69%
Services - Computer Processing & Data Preparation
2,035	Demand Media, Inc. *	12,454	0.19%
Services - Hospitals
2,925	Magellan Health Services Inc. *	175,588
1,850	MEDNAX, Inc. *	122,303
		297,891	4.45%
Services - Motion Picture Theaters
11,475	Regal Entertainment Group Class A	245,106	3.66%
Services - Prepackaged Software
6,700	Progress Software Corporation *	181,034	2.70%
Special Industry Machinery (No Metalworking Machinery)
2,000	Kadant Inc.	85,380	1.28%
Special Industry Machinery, NEC
17,625	Brooks Automation, Inc.	224,719	3.36%
Telegraph & Other Message Communications
4,275	j2 Global, Inc.	265,050	3.96%
Telephone & Telegraph Apparatus
10,900	Polycom, Inc. *	147,150	2.20%
Total for Common Stocks (Cost $3,966,251)		$5,889,959	87.99%
REAL ESTATE INVESTMENT TRUSTS
3,275	Mid-America Apartment Communities Inc.	244,577
Total for Real Estate Investment Trusts (Cost $143,672)		244,577	3.65%
MONEY MARKET FUNDS
566,444	SEI Daily Income Treasury Government CL B 0.02% **	566,444	8.46%
	(Cost $566,444)
Total Investment Securities		6,700,980	100.10%
	(Cost $4,676,367)
Liabilities in Excess of Other Assets		(6,711)	-0.10%
Net Assets		$6,694,269	100.00%

* Non-Income Producing Securities. ** Variable Rate Security; the rate shown was the rate at December 31, 2014. The accompanying notes are an integral part of these financial statements.

2014 Annual Report 18

Paradigm Micro-Cap Fund
		Schedule of Investments
		December 31, 2014
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Computer Communications Equipment
220,000	Extreme Networks, Inc. *	$776,600	2.98%
Electromedical & Electrotherapeutic Apparatus
200,000	Synergetics USA, Inc. *	870,000	3.33%
Electronic Components & Accessories
60,000	Silicon Image, Inc. *	682,800	2.62%
Electronic Computers
30,000	Omnicell, Inc. *	993,600	3.81%
Household Furniture
30,000	La-Z-Boy Incorporated	805,200	3.09%
Instruments for Measuring & Testing of Electricity & Electric Signals
61,800	Xcerra Corporation *	566,088	2.17%
Miscellaneous Manufacturing Industries
195,892	Summer Infant, Inc. *	638,608	2.45%
Motor Vehicles & Passenger Car Bodies
60,000	Federal Signal Corporation	926,400	3.55%
Oil & Gas Field Exploration Services
50,000	TGC Industries, Inc. *	108,000	0.41%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
140,000	RTI Surgical, Inc. *	728,000	2.79%
Paper Mills
20,000	KapStone Paper and Packaging Corporation *	586,200	2.25%
Pharmaceutical Preparations
50,000	Nature's Sunshine Products	741,000	2.84%
Photographic Equipment & Supplies
60,000	Avid Technology, Inc. *	852,600	3.27%
Printed Circuit Boards
80,000	TTM Technologies, Inc. *	602,400	2.31%
Radio & TV Broadcasting & Communications Equipment
80,000	Mitel Networks Corporation * (Canada)	855,200	3.28%
Retail - Apparel & Accessory Stores
260,000	Pacific Sunwear of California, Inc. *	566,800
120,000	Tilly’s, Inc. Class A *	1,162,800
		1,729,600	6.63%
Radio & TV Broadcasting & Communications Equipment
30,000	Harmonic Inc. *	210,300	0.81%
Retail - Auto Dealers & Gasoline Stations
30,000	West Marine Inc. *	387,600	1.49%
Retail - Department Stores
20,000	The Bon-Ton Stores, Inc.	148,200	0.57%
Retail - Family Clothing Stores
40,000	Stage Stores, Inc.	828,000	3.17%
Retail - Retail Stores, NEC
50,000	Kirkland's, Inc. *	1,182,000	4.53%
Retail - Women's Clothing Stores
360,000	New York & Company, Inc. *	950,400	3.64%
Semiconductors & Related Devices
100,000	EMCORE Corporation *	530,000
200,000	Entropic Communications, Inc. *	506,000
50,000	Exar Corporation *	510,000
		1,546,000	5.92%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Annual Report 19

Paradigm Micro-Cap Fund
		Schedule of Investments
		December 31, 2014
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Services - Computer Integrated Systems Design
70,000	Allscripts Healthcare Solutions, Inc. *	$893,900
60,000	Datalink Corporation *	774,000
		1,667,900	6.38%
Services - Equipment Rental & Leasing, NEC
100,000	Mitcham Industries, Inc. *	593,000	2.27%
Services - Management Services
40,000	Accretive Health, Inc. *	274,400	1.05%
Services - Personal Services
20,000	Steiner Leisure Limited * (Bahamas)	924,200	3.54%
Special Industry Machinery (No Metalworking Machinery)
15,000	Kadant Inc.	640,350	2.45%
Special Industry Machinery, NEC
400,000	Mattson Technology, Inc. *	1,360,000	5.21%
Steel Works, Blast Furnaces & Rolling & Finishing Materials
30,000	Insteel Industries, Inc.	707,400	2.71%
Surgical & Medical Instruments & Apparatus
400,000	Alphatec Holdings, Inc. *	564,000
30,000	Globus Medical, Inc. - Class A *	713,100
		1,277,100	4.88%
Wood Household Furniture, (No Upholstered)
20,000	Ethan Allen Interiors Inc.	619,400	2.37%
Total for Common Stocks (Cost $21,606,967)		$25,778,546	98.77%
MONEY MARKET FUNDS
347,700	SEI Daily Income Treasury Government CL B 0.02% **	347,700	1.33%
	(Cost $347,700)
Total Investment Securities		26,126,246	100.10%
	(Cost $21,954,667)
Liabilities in Excess of Other Assets		(26,342)	-0.10%

Net Assets		$26,099,904	100.00%

* Non-Income Producing Securities. ** Variable Rate Security; the rate shown was the rate at December 31, 2014. The accompanying notes are an integral part of these financial statements.

2014 Annual Report 20

Paradigm Funds

Statements of Assets and Liabilities	Value	Select
December 31, 2014	Fund	Fund

Assets:
Investment Securities at Fair Value*	$96,316,953	$6,522,493
Receivable for Fund Shares Sold	2,060	20,000
Receivable for Securities Sold	81,598	-
Dividends Receivable	128,024	1,152
Interest Receivable	56	3
Total Assets	96,528,691	6,543,648
Liabilities:
Payable for Fund Shares Redeemed	233,957	-
Payable to Advisor	133,086	6,731
Total Liabilities	367,043	6,731
Net Assets	$96,161,648	$6,536,917
Net Assets Consist of:
Paid In Capital	$69,540,489	$4,647,345
Accumulated Undistributed Net Investment Income	-	137
Accumulated Realized Loss on Investments - Net	(625,218)	(36,136)
Unrealized Appreciation in Value of Investment Securities - Net	27,246,377	1,925,571
Net Assets	$96,161,648	$6,536,917

Net Asset Value and Offering Price (Note 2)	$48.33	$32.20

* Investments at Identified Cost	$69,070,576	$4,596,922

Shares Outstanding (Unlimited number of shares	1,989,526	203,010
authorized without par value)

Statements of Operations
For the fiscal year ended December 31, 2014

Investment Income:
Dividends (Net of foreign withholding taxes** of $0 and $0, respectively)	$1,606,324	$83,320
Interest	651	38
Total Investment Income	1,606,975	83,358
Expenses:
Investment Advisor Fees	2,248,876	108,549
Total Expenses	2,248,876	108,549
Less: Expenses Waived	(534,740)	(25,328)
Net Expenses	1,714,136	83,221

Net Investment Income (Loss)	(107,161)	137

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	18,526,403	1,307,264
Net Change in Unrealized Appreciation on Investments	(15,116,940)	(774,706)
Net Realized and Unrealized Gain on Investments	3,409,463	532,558

Net Increase in Net Assets from Operations	$3,302,302	$532,695

** Foreign withholding taxes on foreign dividends have been provid-
ed for in accordance with the Funds’ understanding of the applica-
ble country's tax rules and rates.
The accompanying notes are an integral part of these
financial statements.

2014 Annual Report 21

Paradigm Funds

Statements of Assets and Liabilities	Opportunity	Micro-Cap
December 31, 2014	Fund	Fund

Assets:
Investment Securities at Fair Value*	$6,700,980	$26,126,246
Dividends Receivable	704	2,000
Interest Receivable	9	8
Total Assets	6,701,693	26,128,254
Liabilities:
Payable to Advisor	7,424	28,350
Total Liabilities	7,424	28,350
Net Assets	$6,694,269	$26,099,904
Net Assets Consist of:
Paid In Capital	$4,708,459	$21,931,177
Accumulated Realized Loss on Investments - Net	(38,803)	(2,852)
Unrealized Appreciation in Value of Investment Securities - Net	2,024,613	4,171,579
Net Assets	$6,694,269	$26,099,904

Net Asset Value and Offering Price (Note 2)	$32.70	$27.39

* Investments at Identified Cost	$4,676,367	$21,954,667

Shares Outstanding (Unlimited number of shares	204,708	952,893
authorized without par value)

Statements of Operations
For the fiscal year ended December 31, 2014

Investment Income:
Dividends (Net of foreign withholding taxes** of $0 and $0, respectively)	$70,197	$160,149
Interest	82	154
Total Investment Income	70,279	160,303
Expenses:
Investment Advisor Fees	127,340	300,184
Total Expenses	127,340	300,184
Less: Expenses Waived	(47,753)	-
Net Expenses	79,587	300,184

Net Investment Loss	(9,308)	(139,881)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	351,681	3,112,369
Net Change in Unrealized Appreciation on Investments	269,876	(2,502,304)
Net Realized and Unrealized Gain on Investments	621,557	610,065

Net Increase in Net Assets from Operations	$612,249	$470,184

** Foreign withholding taxes on foreign dividends have been provid-
ed for in accordance with the Funds’ understanding of the applica-
ble country's tax rules and rates.
The accompanying notes are an integral part of these
financial statements.

2014 Annual Report 22

Paradigm Funds

Statements of Changes in Net Assets	Value Fund		Select Fund

	1/1/2014	1/1/2013	1/1/2014	1/1/2013
	to	to	to	to
	12/31/2014	12/31/2013	12/31/2014	12/31/2013
From Operations:
Net Investment Income (Loss)	$(107,161)	$(488,048)	$137	$14,388
Net Realized Gain on Investments	18,526,403	32,640,168	1,307,264	1,002,091
Change in Net Unrealized Appreciation	(15,116,940)	716,901	(774,706)	1,254,134
Increase in Net Assets from Operations	3,302,302	32,869,021	532,695	2,270,613
From Distributions to Shareholders:
Net Investment Income	-	-	-	(9,999)
Net Realized Gain from Security Transactions	(16,140,005)	(24,659,371)	(1,288,457)	(932,433)
Total Distributions to Shareholders	(16,140,005)	(24,659,371)	(1,288,457)	(942,432)
From Capital Share Transactions:
Proceeds From Sale of Shares	5,191,517	20,739,548	263,258	1,176,349
Proceeds from Redemption Fees (Note 2)	2,317	23,129	-	948
Shares Issued on Reinvestment of Dividends	15,495,221	23,732,220	1,239,535	922,936
Cost of Shares Redeemed	(44,803,134)	(164,196,769)	(2,391,358)	(4,709,128)
Net Decrease from Shareholder Activity	(24,114,079)	(119,701,872)	(888,565)	(2,608,895)
Net Decrease in Net Assets	(36,951,782)	(111,492,222)	(1,644,327)	(1,280,714)

Net Assets at Beginning of Period	133,113,430	244,605,652	8,181,244	9,461,958

Net Assets at End of Period	$96,161,648	$133,113,430	$6,536,917	$8,181,244

Accumulated Undistributed Net Investment Income	$-	$-	$137	$4,389

Share Transactions:
Issued	89,913	340,865	6,963	32,797
Reinvested	318,308	422,883	38,175	25,025
Redeemed	(780,306)	(2,734,003)	(62,920)	(128,181)
Net Decrease in Shares	(372,085)	(1,970,255)	(17,782)	(70,359)
Shares Outstanding Beginning of Period	2,361,611	4,331,866	220,792	291,151
Shares Outstanding End of Period	1,989,526	2,361,611	203,010	220,792

The accompanying notes are an integral part of these financial statements.

2014 Annual Report 23

Paradigm Funds

Statements of Changes in Net Assets	Opportunity Fund		Micro-Cap Fund

	1/1/2014	1/1/2013	1/1/2014	1/1/2013
	to	to	to	to
	12/31/2014	12/31/2013	12/31/2014	12/31/2013
From Operations:
Net Investment Loss	$(9,308)	$(15,397)	$(139,881)	$(45,576)
Net Realized Gain on Investments	351,681	386,296	3,112,369	2,165,240
Change in Net Unrealized Appreciation	269,876	857,020	(2,502,304)	5,327,076
Increase in Net Assets from Operations	612,249	1,227,919	470,184	7,446,740
From Distributions to Shareholders:
Net Investment Income	-	-	-	-
Net Realized Gain from Security Transactions	(344,703)	(351,362)	(2,982,290)	(2,085,483)
Total Distributions to Shareholders	(344,703)	(351,362)	(2,982,290)	(2,085,483)
From Capital Share Transactions:
Proceeds From Sale of Shares	180,230	27,780	584,411	2,539,211
Proceeds from Redemption Fees (Note 2)	17	-	-	-
Shares Issued on Reinvestment of Dividends	344,703	351,362	2,981,619	2,083,467
Cost of Shares Redeemed	(134,699)	(26,079)	(2,163,948)	(372,381)
Net Increase from Shareholder Activity	390,251	353,063	1,402,082	4,250,297
Net Increase (Decrease) in Net Assets	657,797	1,229,620	(1,110,024)	9,611,554

Net Assets at Beginning of Period	6,036,472	4,806,852	27,209,928	17,598,374

Net Assets at End of Period	$6,694,269	$6,036,472	$26,099,904	$27,209,928

Accumulated Undistributed Net Investment Income	$-	$-	$-	$-

Share Transactions:
Issued	5,362	936	20,394	83,390
Reinvested	10,468	11,298	108,344	68,603
Redeemed	(4,276)	(882)	(72,446)	(12,513)
Net Increase in Shares	11,554	11,352	56,292	139,480
Shares Outstanding Beginning of Period	193,154	181,802	896,601	757,121
Shares Outstanding End of Period	204,708	193,154	952,893	896,601

The accompanying notes are an integral part of these financial statements.

2014 Annual Report 24

Paradigm Value Fund

Financial Highlights - Paradigm Value Fund

Selected data for a share outstanding	1/1/2014		1/1/2013	1/1/2012		1/1/2011	1/1/2010
throughout the period:	to		to	to		to	to
	12/31/2014		12/31/2013	12/31/2012		12/31/2011	12/31/2010
Net Asset Value - Beginning of Period	$56.37		$56.47	$52.54		$55.09	$42.75
Net Investment Income (Loss) (a)	(0.05)		(0.19)	0.15		(0.15)	(0.07)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.50		12.45	4.01		(1.64)	12.49
Total from Investment Operations	1.45		12.26	4.16		(1.79)	12.42
Distributions (From Net Investment Income)	-		-	(0.16)		-	(0.09)
Distributions (From Capital Gains)	(9.49)		(12.37)	-		(0.78)	-
Distributions (From Return of Capital)	-		-	(0.07)		-	-
Total Distributions	(9.49)		(12.37)	(0.23)		(0.78)	(0.09)
Proceeds from Redemption Fee (Note 2)	-	+	0.01	-	+	0.02	0.01
Net Asset Value - End of Period	$48.33		$56.37	$56.47		$52.54	$55.09
Total Return (b)	2.44%		21.82%	7.93%		(3.22)%	29.08%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$96,162		$133,113	$244,606		$234,849	$255,499
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.97%		1.91%	1.84%		1.83%	1.89%
After Reimbursement
Ratio of Expenses to Average Net Assets ++	1.50%		1.50%	1.50%		1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average
Net Assets ++	(0.09)%		(0.31)%	0.26%		(0.26)%	(0.14)%
Portfolio Turnover Rate	31.47%		48.01%	62.22%		83.95%	81.17%

Paradigm Select Fund

Financial Highlights - Paradigm Select Fund

Selected data for a share outstanding throughout the period:	1/1/2014		1/1/2013		1/1/2012		1/1/2011		1/1/2010
	to		to		to		to		to
	12/31/2014		12/31/2013		12/31/2012		12/31/2011		12/31/2010
Net Asset Value - Beginning of Period	$37.05		$32.50		$30.24		$29.71		$23.82
Net Investment Income (Loss) (a)	-	+	0.06		0.24		0.06		(0.05)
Net Gain on Securities (Realized and Unrealized)	2.98		9.29		2.49		0.52		6.01
Total from Investment Operations	2.98		9.35		2.73		0.58		5.96
Distributions (From Net Investment Income)	-		(0.05)		(0.28)		(0.05)		(0.07)
Distributions (From Capital Gains)	(7.83)		(4.75)		(0.19)		-		-
Total Distributions	(7.83)		(4.80)		(0.47)		(0.05)		(0.07)
Proceeds from Redemption Fee (Note 2)	-		-	+	-	+	-	+	-	+

Net Asset Value - End of Period	$32.20		$37.05		$32.50		$30.24		$29.71
Total Return (b)	7.86%		28.83%		9.07%		1.97%		25.03%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$6,537		$8,181		$9,462		$7,930		$3,917
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%		1.50%		1.50%		1.50%		1.50%
After Reimbursement
Ratio of Expenses to Average Net Assets ++	1.15%		1.15%		1.15%		1.20%		1.50%
Ratio of Net Investment Income (Loss) to Average
Net Assets ++	0.00%	+	0.16%		0.73%		0.21%		(0.20)%
Portfolio Turnover Rate	36.25%		46.80%		86.71%		58.40%		65.77%

(a) Per share amount calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
+ Amount calculated is less than $0.005/0.005% .
++ Such percentages reflect an expense waiver by the Advisor (for Value since 2010 and for Select since 2011). See Note 4.

The accompanying notes are an integral part of these financial statements.

2014 Annual Report 25

Paradigm Opportunity Fund

Financial Highlights - Paradigm Opportunity Fund

Selected data for a share outstanding throughout the period:	1/1/2014		1/1/2013	1/1/2012		1/1/2011	1/1/2010
	to		to	to		to	to
	12/31/2014		12/31/2013	12/31/2012		12/31/2011	12/31/2010
Net Asset Value - Beginning of Period	$31.25		$26.44	$25.04		$25.59	$20.29
Net Investment Loss (a)	(0.05)		(0.08)	(0.03)		(0.20)	(0.12)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.27		6.82	1.71		(0.14)	5.42
Total from Investment Operations	3.22		6.74	1.68		(0.34)	5.30
Distributions (From Net Investment Income)	-		-	-		-	-
Distributions (From Capital Gains)	(1.77)		(1.93)	(0.28)		(0.21)	-
Distributions (From Return of Capital)	-		-	-	+	-	-
Total Distributions	(1.77)		(1.93)	(0.28)		(0.21)	-
Proceeds from Redemption Fee (Note 2)	-	+	-	-		-	-	+
Net Asset Value - End of Period	$32.70		$31.25	$26.44		$25.04	$25.59
Total Return (b)	10.28%		25.54%	6.72%		(1.34)%	26.12%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$6,694		$6,036	$4,807		$4,491	$4,939
Before Reimbursement
Ratio of Expenses to Average Net Assets	2.00%		2.00%	2.00%		2.00%	2.00%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.25%		1.25%	1.33%		1.50%	1.50%
Ratio of Net Investment Loss to Average
Net Assets (c)	(0.15)%		(0.28)%	(0.10)%		(0.76)%	(0.56)%
Portfolio Turnover Rate	7.59%		44.00%	61.11%		65.44%	96.20%

Paradigm Micro-Cap Fund

Financial Highlights - Paradigm Micro-Cap Fund

Selected data for a share outstanding throughout the period:	1/1/2014	1/1/2013	1/1/2012		1/1/2011		1/1/2010
	to	to	to		to		to
	12/31/2014	12/31/2013	12/31/2012		12/31/2011		12/31/2010
Net Asset Value - Beginning of Period	$30.35	$23.24	$21.01		$21.20		$17.99
Net Investment Income (Loss) (a)	(0.17)	(0.06)	0.09		(0.04)		(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.74	9.69	2.23		(0.15)		3.33
Total from Investment Operations	0.57	9.63	2.32		(0.19)		3.32
Distributions (From Net Investment Income)	-	-	(0.09)		-		(0.11)
Distributions (From Capital Gains)	(3.53)	(2.52)	-		-		-
Total Distributions	(3.53)	(2.52)	(0.09)		-		(0.11)
Proceeds from Redemption Fee (Note 2)	-	-	-	+	-		-
Net Asset Value - End of Period	$27.39	$30.35	$23.24		$21.01		$21.20
Total Return (b)	1.81%	41.41%	11.06%		(0.90)%		18.44%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$26,100	$27,210	$17,598		$7,026		$3,448
Ratio of Expenses to Average Net Assets	1.25%	1.25%	1.25%		1.25%		1.25%
Ratio of Net Investment Income (Loss) to Average
Net Assets	(0.58)%	(0.21)%	0.38%		(0.20)%		(0.08)%
Portfolio Turnover Rate	101.19%	70.07%	60.47%		126.43%	++	77.78%

(a) Per share amount calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005.
++ The Fund's portfolio turnover rate increased due to the change in the Fund's principal investment strategy to invest
(under normal circumstances) at least 80% of its net assets in the common stocks of U.S. micro-cap companies effective
December 27, 2011.

The accompanying notes are an integral part of these financial statements.

2014 Annual Report 26

NOTES TO FINANCIAL STATEMENTS
PARADIGM FUNDS
December 31, 2014

1.) ORGANIZATION
Paradigm Funds (the "Trust”) is an open-end management investment company organized in Ohio as a business trust on September 13, 2002 that may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Paradigm Value Fund (“Value”) commenced operations on January 1, 2003. The Paradigm Value Fund's investment objective is long-term capital appreciation. The Paradigm Opportunity Fund (“Opportunity”) and Paradigm Select Fund (“Select”) both commenced operations on January 1, 2005 with long-term capital appreciation as their objective. The Paradigm Micro-Cap Fund (“Micro-Cap”) commenced operations on January 1, 2008. The Paradigm Micro-Cap Fund's investment objective is long-term capital appreciation. Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. Prior to December 27, 2011, the principal investment strategy of the Fund was to invest primarily in the common stocks of small, mid or large capitalization companies that the Advisor believed had the potential for capital appreciation. Value, Opportunity, Select and Micro-Cap are all diversified funds. The advisor to Value, Opportunity, Select and Micro-Cap (each a “Fund” and collectively the “Funds”) is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividend to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purpose management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the fiscal year ended December 31, 2014 proceeds from redemption fees were $2,317, $0, $17 and $0 for Value, Select, Opportunity and Micro-Cap, respectively.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

2014 Annual Report 27

Notes to Financial Statements - continued

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken on the Funds’ 2014 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal year ended December 31, 2014, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund. At December 31, 2014, the following permanent adjustments were recorded. Such adjustments were attributed to the reclassification of net investment loss, distribution adjustments, the usage of equalization for tax purposes, and the tax treatment of MLPs.

Value
Paid In Capital	$2,139,147
Accumulated Undistributed Net Investment Income	$107,161
Accumulated Realized Loss on Investments - Net	($2,246,308)

Select
Paid In Capital	($40)
Accumulated Undistributed Net Investment Income	($4,389)
Accumulated Realized Loss on Investments - Net	$4,429

Opportunity
Accumulated Undistributed Net Investment Income	$9,308
Accumulated Realized Loss on Investments - Net	($9,308)

Micro-Cap
Accumulated Undistributed Net Investment Income	$139,881
Accumulated Realized Loss on Investments - Net	($139,881)

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ best information about the assumptions a market participant would use in valuing the assets or liabilities.

2014 Annual Report 28

Notes to Financial Statements - continued

The availability of inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value the Funds’ assets measured at fair value as of December 31, 2014:

Value:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 87,867,066	$ -	$ -	$ 87,867,066
Real Estate Investment Trusts	8,145,260	-	-	8,145,260
Money Market Funds	304,627	-	-	304,627
Total	$ 96,316,953	$ -	$ -	$ 96,316,953

2014 Annual Report 29

Notes to Financial Statements - continued

Select:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,246,736	$ -	$ -	$ 6,246,736
Real Estate Investment Trusts	119,488	-	-	119,488
Money Market Funds	156,269	-	-	156,269
Total	$ 6,522,493	$ -	$ -	$ 6,522,493

Opportunity:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,889,959	$ -	$ -	$ 5,889,959
Real Estate Investment Trusts	244,577	-	-	244,577
Money Market Funds	566,444	-	-	566,444
Total	$ 6,700,980	$ -	$ -	$ 6,700,980

Micro-Cap:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 25,778,546	$ -	$ -	$ 25,778,546
Money Market Funds	347,700	-	-	347,700
Total	$ 26,126,246	$ -	$ -	$ 26,126,246

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any level 3 assets during the fiscal year ended December 31, 2014. There were no transfers into or out of the levels during the fiscal year ended December 31, 2014. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in derivative instruments during the fiscal year ended December 31, 2014.

4.) INVESTMENT ADVISORY AGREEMENTS
Each of the Funds has an investment advisory agreement (collectively the "Management Agreements") with the Advisor. Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor pays all operating expenses of the Funds with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. The Funds will also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940 (none are currently authorized). The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services and payment of certain Fund expenses as described below, the Advisor receives an annual investment management fee of 1.50% of the average daily net assets from Select; 2.00% of the average daily net assets from Opportunity; and 1.25% of the average daily net assets from Micro-Cap. Value pays the Advisor an annual investment management fee of 2.00% of the average daily net assets on assets up to and including $100 million and 1.75% of the average daily net assets over $100 million. As a result of the above calculations, for the fiscal year ended December 31, 2014, the Advisor earned management fees (before the waivers described below) totaling $2,248,876, $108,549, $127,340 and $300,184 for Value, Select, Opportunity, and Micro-Cap, respectively. At December 31, 2014, $133,086, $6,731, $7,424 and $28,350 was due to the Advisor from Value, Select, Opportunity and Micro-Cap, respectively. The Advisor has contractually agreed to waive management fees and/or reimburse Value, Select and Opportunity to the extent necessary to maintain total annual operating expenses of the Funds (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in acquired funds) at 1.50%, 1.15% and 1.25%, respectively, of daily net assets through May 1, 2015. Totals waived were $534,740, $25,328 and $47,753 for the fiscal year ended December 31, 2014 for Value, Select and Opportunity, respectively. There is no recapture provision to these waivers.

5.) RELATED PARTY TRANSACTIONS
Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Funds.

The Trustees who are not interested persons of the Funds were each paid $2,000 per meeting for a total of $8,000 each for the fiscal year ended December 31, 2014 for the Trust. Under the Management Agreements, the Advisor pays these fees.

2014 Annual Report 30

Notes to Financial Statements - continued

6.) INVESTMENTS
For the fiscal year ended December 31, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Value	Select	Opportunity	Micro-Cap
Purchases	$35,199,949	$2,566,926	$454,296	$23,860,614
Sales	$72,181,004	$4,848,142	$691,225	$25,700,425

There were no purchases or sales of U.S. Government obligations.

7.) CAPITAL SHARES
At December 31, 2014, the Trust was authorized to issue an unlimited number of shares of beneficial interest. The following are the shares issued and paid in capital outstanding for the Funds at December 31, 2014:

	Value	Select	Opportunity	Micro-Cap
Shares Issued
and Outstanding	1,989,526	203,010	204,708	952,893
Paid in Capital	$69,540,489	$4,647,345	$4,708,459	$21,931,177

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. At December 31, 2014, National Financial Services, LLC, located at 200 Liberty Street, New York, New York, for the benefit of its customers, held, in aggregate, 38.32% of Value, and therefore also may be deemed to control Value. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 25.49%, of Select, and therefore may be deemed to control Select. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 86.62%, of Opportunity, and therefore may be deemed to control Opportunity. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 73.53% of Micro-Cap, and therefore may be deemed to control Micro-Cap.

9.) TAX MATTERS
For federal income tax purposes, at December 31, 2014 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value	Select	Opportunity	Micro-Cap
Cost of Investments	$69,876,173	$4,646,636	$4,716,042	$21,968,616

Gross Unrealized Appreciation	$31,983,137	$2,113,113	$2,344,995	$5,066,979
Gross Unrealized Depreciation	($5,542,357)	($237,256)	($360,057)	($909,349)
Net Unrealized Appreciation
on Investments	$26,440,780	$1,875,857	$1,984,938	$4,157,630

The tax character of distributions paid during the fiscal years ended December 31, 2014 and 2013 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2014	December 31, 2013
PARADIGM VALUE FUND
Ordinary Income	$ 55,448	$ 881,732
Long-term Capital Gain	16,084,557	23,777,639
	$ 16,140,005	$ 24,659,371

PARADIGM SELECT FUND
Ordinary Income	$ 62,206	$ 276,948
Long-term Capital Gain	1,226,251	665,484
	$ 1,288,457	$ 942,432

PARADIGM OPPORTUNITY FUND
Ordinary Income	$ 20,137	$ 130,634
Long-term Capital Gain	324,566	220,728
	$ 344,703	$ 351,362

2014 Annual Report 31

Notes to Financial Statements - continued
PARADIGM MICRO-CAP FUND
Ordinary Income	$ 14,267	$ 1,224,200
Long-term Capital Gain	2,968,023	861,283
	$ 2,982,290	$ 2,085,483

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Value	Select
Undistributed ordinary income	$ -	$ 13,123
Undistributed long-term capital gain	180,379	592
Unrealized appreciation	26,440,780	1,875,857
	$ 26,621,159	$ 1,889,572

	Opportunity	Micro-Cap
Undistributed ordinary income	$ 872	$ 11,097
Undistributed long-term capital gain	-	-
Unrealized appreciation	1,984,938	4,157,630
	$ 1,985,810	$ 4,168,727

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax deferral of losses on wash sales.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2014 Annual Report 32

DISCLOSURE OF EXPENSES
(Unaudited)

     The ongoing costs to shareholders associated with the Paradigm Value Fund, Paradigm Opportunity Fund, Paradigm Select Fund and Paradigm Micro-Cap Fund consist solely of management fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Funds, the shares are subject to a 2% redemption fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on July 1, 2014 and held through December 31, 2014.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds' shareholder reports.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PARADIGM VALUE FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2014 to
	July 1, 2014	December 31, 2014	December 31, 2014

Actual	$1,000.00	$947.78	$7.36

Hypothetical	$1,000.00	$1,017.64	$7.63
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

PARADIGM SELECT FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2014 to
	July 1, 2014	December 31, 2014	December 31, 2014

Actual	$1,000.00	$1,009.15	$5.82

Hypothetical	$1,000.00	$1,019.41	$5.85
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2014 Annual Report 33

Disclosure of Expenses (Unaudited) - continued

PARADIGM OPPORTUNITY FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2014 to
	July 1, 2014	December 31, 2014	December 31, 2014

Actual	$1,000.00	$992.55	$6.28

Hypothetical	$1,000.00	$1,018.90	$6.36
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

PARADIGM MICRO-CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2014 to
	July 1, 2014	December 31, 2014	December 31, 2014

Actual	$1,000.00	$1,098.46	$6.61

Hypothetical	$1,000.00	$1,018.90	$6.36
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2014 Annual Report 34

ADDITIONAL INFORMATION
December 31, 2014

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
(Unaudited)

     The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING GUIDELINES
(Unaudited)

     Paradigm Funds Advisor LLC, the Funds’ Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ web site at www.paradigm-funds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

     Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

ADDITIONAL INFORMATION

     You will find more information about the Funds at www.paradigm-funds.com. For shareholder inquiries, please call toll-free in the U.S. at 1-800-239-0732.

2014 Annual Report 35

This page was intentionally left blank.

2014 Annual Report 36

Cohen Fund Audit Services, Ltd. Certified Public Accountants	1350 Euclid Ave., Ste. 800 Cleveland, Ohio 44115-1877 Phone: (216) 649-1700 Fax: (216) 579-0111 www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Paradigm Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Paradigm Funds comprising Paradigm Value Fund, Paradigm Select Fund, Paradigm Opportunity Fund and Paradigm Micro-Cap Fund (the "Funds") as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Paradigm Funds as of December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
February 24, 2015

2014 Annual Report 37

TRUSTEES AND OFFICERS (Unaudited)

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust as of December 31, 2014.

Interested Trustees and Officers

				Number of	Other
Name,	Position(s)	Term of	Principal	Portfolios	Directorships
Address[1],	Held with	Office and	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	the Trust	Length of	During the	By	During the
		Time Served	Past 5 Years	Trustee	Past 5 Years

Candace King	President	Indefinite Term,	Co-portfolio Manager of Paradigm Micro-Cap Fund since	4	Director,
Weir[2], (1944)	and Trustee	Since 2002	December 2011; Director, President, Chief Investment		Nature's
			Officer, and Portfolio Manager of Paradigm Capital		Sunshine
			Management, Inc. since 1994; Director and President of		Products
C.L. King & Associates, Inc. since 1972; Managing
Member of PCM Ventures, LLC since 1996, PCM Ventures
International LLC since 2001, PCM Ventures II, LLC since
2003, and PCM Ventures III, LLC since 2010; Chief
Executive Officer and Director of PCM Advisors LLC since
2004, Paradigm Funds Advisors LLC since 2005, and
Paradigm Capital Management Growth Advisors, Inc.
since 2007.

Amelia F. Weir	Secretary	Indefinite Term,	Co-portfolio Manager of Paradigm Micro-Cap Fund since	N/A	N/A
(1975)		Since 2009	December 2011; Portfolio Manager and Director of
Research Paradigm Capital Management (2008 - current),
Portfolio Manager at William D. Witter, Inc. (2006 - 2008),
Equity Analyst and Assistant Portfolio Manager at
Tocqueville Asset Management (2005).

Carl A. Florio,	Trustee	Indefinite Term,	Director and Vice Chairman of Paradigm Funds Advisors	4	Director,
CPA[3], (1948)		Since 2005	LLC and affiliated entities (2008 - current); Eastern		American Bio
			Regional President of First Niagara Bank (2005 - 2007);		Medical; Dir.,
			President and Chief Executive Officer of Hudson River		First Niagara
			Bank & Trust Company (1996 - 2005).		Financial Group

John V. Gulick	Chief	Indefinite Term,	VP and CCO of Paradigm Funds Advisor LLC and affiliat-	N/A	N/A
(1972)	Compliance	Since 2006	ed advisors (February 2007 - current), Compliance Officer
	Officer		of Paradigm Capital Management, Inc. (April 2005 - Feb.
2007); Senior Compliance Analyst of GE Asset
Management, Inc. (Feb. 2001 - March 2005).

Robert A.	Treasurer	Indefinite Term,	SVP and CFO of Paradigm Funds Advisor LLC and affili-	N/A	N/A
Benton, CPA	and Chief	Since 2002	ated advisors (May 2006 - current), SVP and CFO of C.L.
(1954)	Financial		King & Associates, a registered broker dealer (February
	Officer		2001 - current); SVP and CFO of Paradigm Capital
Management, Inc. (February 2001 - March 2004).

Independent Trustees

		Term of	Principal	Number of	Other
Name,	Position(s)	Office and	Occupation(s)	Portfolios	Directorships
Address[1],	Held with	Length of	During	Overseen	During the
and Year of Birth	the Trust	Time Served	Past 5 Years	By Trustee	Past 5 Years

Peter H.	Trustee	Indefinite Term,	Peter H. Heerwagen, Attorney at Law (2009 - current).	4	None
Heerwagen[4]		Since 2009	Executive Vice President of Ayco / Goldman Sachs
(1945)			(2003 - 2009).

Anthony J.	Trustee	Indefinite Term,	President and Chairman of the Board of Cool Insuring	4	None
Mashuta, (1956)		Since 2004	Agency, Inc. (1988 - current).

William P.	Trustee	Indefinite Term,	Chief Executive Officer of Bright Hub, Inc. (2006 - cur-	4	Director, MTI
Phelan[5], (1956)		Since 2007	rent); Chief Executive Officer of OneMade, Inc. (1999 -		Corporation
2004).

[1] The address of each trustee and officer is c/o Paradigm Funds, Nine Elk Street, Albany, NY 12207.
[2] Candace King Weir is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as
amended, by virtue of her affiliation with the Trust's investment advisor, Paradigm Funds Advisor LLC.
[3] Carl A. Florio is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, because he is an officer of the Trust's investment advisor, Paradigm Funds Advisor LLC. Carl A. Florio is a member of the Board of
Directors of a non-profit foundation that retains Paradigm Capital Management, Inc. to manage a portion of the foundation's assets.
Candace King Weir is a Director and the President of Paradigm Capital Management, Inc.; and an interested Trustee of the Trust; and
CEO of the Trust's investment advisor, Paradigm Funds Advisor LLC.
[4] Peter Heerwagen is a limited partner in PCM Partners, LP II. As of December 31, 2014 he owned 0.09% of the PCM Partners, LP II part-
nership, the value of which was $0.24 million. Candace King Weir is the general partner of PCM Partners, LP II; an interested Trustee of the Trust; and CEO of the Trust's investment advisor, Paradigm Funds Advisor LLC.
[5] William P. Phelan is a limited partner in PCM Partners, LP II. As of December 31, 2014 he owned 1.07% of the PCM Partners, LP II part-
nership, the value of which was $2.74 million. Candace King Weir is the general partner of PCM Partners, LP II; an interested Trustee of the Trust; and CEO of the Trust's investment advisor, Paradigm Funds Advisor LLC.
The Statement of Additional Information includes additional information about the Funds’ Trustees and may be obtained without charge by calling 1-800-239-0732.

2014 Annual Report 38

Board of Trustees
Carl A. Florio
Peter H. Heerwagen
Candace King Weir
Anthony Mashuta
William P. Phelan

Investment Advisor
Paradigm Funds Advisor LLC
Nine Elk Street
Albany, NY 12207-1002

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Hts., OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

This report is provided for the general information of the shareholders of the Paradigm
Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William P. Phalen is an audit committee financial expert. Mr. Phalen is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/14	FYE 12/31/13
Audit Fees	$37,530	$37,400
Audit-Related Fees	$0	$0
Tax Fees	$11,000	$8,000
All Other Fees	$2,000	$2,000

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 12/31/14	FYE 12/31/13
Registrant	$13,000	$10,000
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By: /s/Candace King Weir Candace King Weir President

Date: 03-04-15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir Candace King Weir President

Date: 03-04-15

By: /s/Robert A. Benton Robert A. Benton Chief Financial Officer

Date: 3/3/15